Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 2,742	$ 3,456	$ 8,184	$ 8,716
HSBC [Member]
Cash and cash equivalents	880	2,785
Credit Agricole [Member]
Cash and cash equivalents	641	630
Commerce Bank [Member]
Cash and cash equivalents	1,057	0
Citi Bank [Member]
Cash and cash equivalents	159	0
Other [Member]
Cash and cash equivalents	$ 5	$ 41